Loans	12 Months Ended
Sep. 30, 2025
Loans [Abstract]
LOANS

Note 14 — LOANS

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Total bank loans	50,581,747	42,710,894	5,489,197
Less: current portion of bank loans	(42,798,782)	(36,877,694)	(4,739,515)
Bank loans – non-current, net	7,782,965	5,833,200	749,682

Outstanding balances of loans consist of the following:

As of September 30, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	HKD
Standard Chartered Bank	22,675,250	N. A	7.3% – 8.0%	(a)
Bank of China	290,574	October 08, 2025	7.05%	N. A
Standard Chartered Bank	1,565,125	October 07, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	3,131,776	October 23, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	1,566,229	October 28, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	3,000,000	October 23, 2025	3.63% – 3.88%	N. A
Standard Chartered Bank	3,000,000	October 30, 2025	3.63% – 3.88%	N. A
Standard Chartered Bank	1,562,500	December 15, 2025	3.13% – 3.63%	N. A
Standard Chartered Bank	5,096,677	October 31, 2031	1.81% – 7.27%	N. A
Standard Chartered Bank	3,693,616	April 20, 2029	3.13% – 3.63%	N. A
Bank of China	1,000,000	October 14, 2025	5.97% – 6.85%	N. A
Bank of China	2,000,000	October 07, 2025	6.14% – 6.80%	N. A
Bank of China	1,000,000	October 07, 2025	6.14% – 6.80%	N. A
Bank of China	1,000,000	October 02, 2025	6.19% – 6.69%	N. A
Total bank loans	50,581,747
Less: current portion of bank loans	(42,798,782)
Bank loans – non-current	7,782,965

As of September 30, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	HKD
Standard Chartered Bank	21,920,779	N. A	6.7% – 7.3%	(a)
Standard Chartered Bank	4,152,339	December 15, 2025	7.35% – 7.71%	N. A
Standard Chartered Bank	1,000,000	November 28, 2025	3.00% – 3.25%	N. A
Standard Chartered Bank	3,000,000	December 29, 2025	3.00% – 3.25%	N. A
Standard Chartered Bank	312,500	December 15, 2025	2.75% – 3.63%	N. A
Standard Chartered Bank	4,393,687	October 31, 2031	2.35% – 6.34%	N. A
Standard Chartered Bank	2,931,589	April 20, 2029	3.00% – 3.63%	N. A
Bank of China	1,000,000	November 13, 2025	2.85% – 5.69%	N. A
Bank of China	2,000,000	December 08, 2025	2.89% – 5.84%	N. A
Bank of China	1,000,000	December 22, 2025	3.19% – 5.86%	N. A
Bank of China	1,000,000	December 04, 2025	3.19% – 5.84%	N. A
Total bank loans	42,710,894
Less: current portion of bank loans	(36,877,694)
Bank loans – non-current	5,833,200
Total bank loans (US$)	5,489,197

(a)	On July 14, 2017, the Company entered into a factoring agreement with Standard Chartered Bank to sell the accounts receivable of the Company’s customers with total limits of HKD28,000,000. Under the agreement, when the Company sells accounts receivable to Standard Chartered Bank, the bank prepays approximately 90% of accounts receivable to the Company. The Company is obliged to bear the default risk of the transferred accounts receivable but is liable for the losses incurred in any business dispute.